Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth (i) the total and average total compensation set forth in the Summary Compensation Table (“SCT”) for the then-current Principal Executive Officer (“PEO”) and the other NEOs as a group, respectively; (ii) the total and average total compensation actually paid (“CAP”) for the then-current PEO and the other NEOs as a group, respectively; (iii) the Company’s cumulative TSR (“Cumulative TSR”); and (iv) Net Income, for the previous three years. The Compensation Committee does not use CAP as a basis for making compensation decisions. Further, the Company does not use financial performance measures to link compensation actually paid to the NEOs to Company performance. For this reason, we have omitted disclosure related to a “Company-Selected Measure.”

Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average summary compensation table total for non-PEO NEOs ($) (3)	Average compensation actually paid to non-PEO NEOs ($) (2)	Value of initial fixed $100 investment based on Total Shareholder Return ($) (4)	Net Income ($)

2025 (Willette)	3,194,857	2,909,661	2,885,750	2,351,212	90	(63,023)

2025 (Goranson)	792,201	119,330	2,885,750	2,351,212	90	(63,023)

2024	1,080,991	934,975	694,818	625,421	123	(67,993)

2023	1,930,208	2,534,761	340,872	531,959	143	(25,611)
(1)
For 2023, Mr. Goranson was the PEO and Messrs. Sheriff and Peter Luthiger and Dr. Stover were non-PEO
NEOs. For 2024, Mr. Goranson was the PEO and Messrs. Sheriff, Luthiger and Willette, Dr. Stover and Ms. Shona Wilson were non-PEO
NEOs. For 2025, Messrs. Goranson and Willette were PEOs and Messrs. Sheriff and McCoig were non-PEO
NEOs.

(2)
Represents CAP for our PEO and Average CAP for our
non-PEO
NEOs as a group, as determined in accordance with Item 402(v) and does not reflect the compensation ultimately earned or realized by our PEO or non-PEO
NEOs.

(3)	Reflects the average SCT and CAP “Total Compensation” of each of the non-PEO NEOs (determined as set forth below).
(4)
Pursuant to SEC rules, the Total Shareholder Return (“TSR”) figure assumes a fixed investment of $100 on January 20, 2023 (our first trading day on the Nasdaq). The TSR is cumulative total shareholder returns for enCore, and the comparison assumes all dividends have been reinvested (if any).

Reconciliations of SCT Total Compensation to CAP Total Compensation for our PEO and Average SCT Total Compensation to Average CAP Total Compensation for our
non-PEO
NEOs is shown below.

Adjustments to Determine CAP for PEO

Covered Fiscal Year (i)	2025 (Willette) ($)	2025 (Goranson) ($)	2024 ($)	2023 ($)

SCT Total for PEO	3,194,857	792,201	1,080,991	1,930,208

Equity Adjustments (ii)

Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	(2,416,299)	—	(708,875)	(440,828)

Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	2,156,729	—	391,274	726,774

Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	—	117,213	246,191

Add the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	(15,152)	—	(36,843)	90,531

Add the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	(10,474)	—	91,216	(18,115)

Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	—	(672,871)	—	—

Total Adjustments	(285,196)	(672,871)	(146,015)	604,553

CAP Total for PEO	2,909,661	119,330	934,975	2,534,761

Adjustments to Determine Average CAP for
Non-PEO
NEOs as a Group

Covered Fiscal Year (i)	2025 ($)	2024 ($)	2023 ($)

Average SCT Total for Non-PEO NEOs	2,885,750	694,818	340,872

Equity Adjustments (ii)

Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	(2,260,023)	(326,673)	(137,759)

Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	1,831,600	169,318	227,117

Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	52,929	76,935

Add the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	(23,789)	(11,514)	29,199

Add the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	(82,326)	46,542	(4,404)

Total Adjustments	(534,538)	(69,397)	191,087

CAP Total for Non-PEO NEOs	2,351,212	625,421	531,959
(i)
For all years, (a) there was no pension value attributable to “service cost” or “prior service cost”, (b) no awards granted during a year were also forfeited during the same year, (c) no awards were modified creating any incremental fair value expense and (d) no dividends or earnings were paid on any equity awards.

(ii)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation – Stock Compensation,” generally using the same methodology and assumptions the Company uses for financial reporting purposes when determining the grant date fair value of our equity awards reflected in the Summary Compensation Table; provided, in order to properly value option awards using the Black-Scholes model we use for the grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the model’s inputs as of each measurement date.

Named Executive Officers, Footnote
(1)
For 2023, Mr. Goranson was the PEO and Messrs. Sheriff and Peter Luthiger and Dr. Stover were non-PEO
NEOs. For 2024, Mr. Goranson was the PEO and Messrs. Sheriff, Luthiger and Willette, Dr. Stover and Ms. Shona Wilson were non-PEO
NEOs. For 2025, Messrs. Goranson and Willette were PEOs and Messrs. Sheriff and McCoig were non-PEO
NEOs.

Adjustment To PEO Compensation, Footnote
Adjustments to Determine CAP for PEO

Covered Fiscal Year (i)	2025 (Willette) ($)	2025 (Goranson) ($)	2024 ($)	2023 ($)

SCT Total for PEO	3,194,857	792,201	1,080,991	1,930,208

Equity Adjustments (ii)

Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	(2,416,299)	—	(708,875)	(440,828)

Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	2,156,729	—	391,274	726,774

Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	—	117,213	246,191

Add the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	(15,152)	—	(36,843)	90,531

Add the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	(10,474)	—	91,216	(18,115)

Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	—	(672,871)	—	—

Total Adjustments	(285,196)	(672,871)	(146,015)	604,553

CAP Total for PEO	2,909,661	119,330	934,975	2,534,761

Non-PEO NEO Average Total Compensation Amount	$ 2,885,750	$ 694,818	$ 340,872
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,351,212	625,421	531,959
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Average CAP for
Non-PEO
NEOs as a Group

Covered Fiscal Year (i)	2025 ($)	2024 ($)	2023 ($)

Average SCT Total for Non-PEO NEOs	2,885,750	694,818	340,872

Equity Adjustments (ii)

Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	(2,260,023)	(326,673)	(137,759)

Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	1,831,600	169,318	227,117

Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	52,929	76,935

Add the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	(23,789)	(11,514)	29,199

Add the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	(82,326)	46,542	(4,404)

Total Adjustments	(534,538)	(69,397)	191,087

CAP Total for Non-PEO NEOs	2,351,212	625,421	531,959
(i)
For all years, (a) there was no pension value attributable to “service cost” or “prior service cost”, (b) no awards granted during a year were also forfeited during the same year, (c) no awards were modified creating any incremental fair value expense and (d) no dividends or earnings were paid on any equity awards.

(ii)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation – Stock Compensation,” generally using the same methodology and assumptions the Company uses for financial reporting purposes when determining the grant date fair value of our equity awards reflected in the Summary Compensation Table; provided, in order to properly value option awards using the Black-Scholes model we use for the grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the model’s inputs as of each measurement date.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and the Company’s Cumulative TSR
The following graphic depicts the relationship of the CAP received by our PEO and other NEOs in 2023, 2024, and 2025 to the Company’s cumulative TSR.

Compensation Actually Paid vs. Net Income
Relationship between CAP and Company Net Income over FY 2023 to 2025
The following graphic depicts the relationship of the CAP received by our PEO and other NEOs in 2023, 2024, and 2025 to the Company’s Net Income.

Willette [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,194,857
PEO Actually Paid Compensation Amount	2,909,661
Non-PEO NEO Average Total Compensation Amount	2,885,750
Non-PEO NEO Average Compensation Actually Paid Amount	2,351,212
Total Shareholder Return Amount	90
Net Income (Loss)	$ (63,023)
PEO Name	Willette
Goranson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 792,201	1,080,991	1,930,208
PEO Actually Paid Compensation Amount	119,330	934,975	2,534,761
Non-PEO NEO Average Total Compensation Amount	2,885,750	694,818	340,872
Non-PEO NEO Average Compensation Actually Paid Amount	2,351,212	625,421	531,959
Total Shareholder Return Amount	90	123	143
Net Income (Loss)	$ (63,023)	$ (67,993)	$ (25,611)
PEO Name	Goranson	Mr. Goranson	Mr. Goranson
PEO | Willette [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (285,196)
PEO | Willette [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,416,299)
PEO | Willette [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,156,729
PEO | Willette [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,152)
PEO | Willette [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,474)
PEO | Goranson [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(672,871)	$ (146,015)	$ 604,553
PEO | Goranson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(708,875)	(440,828)
PEO | Goranson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		391,274	726,774
PEO | Goranson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(36,843)	90,531
PEO | Goranson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		117,213	246,191
PEO | Goranson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		91,216	(18,115)
PEO | Goranson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(672,871)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(534,538)	(69,397)	191,087
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,260,023)	(326,673)	(137,759)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,831,600	169,318	227,117
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,789)	(11,514)	29,199
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	52,929	76,935
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (82,326)	$ 46,542	$ (4,404)